Leases - Summary of Maturity Analysis of Finance Lease Payments Receivable (Details) - Gross amount - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		₩ 2,209,360	₩ 2,434,536
Less : Unearned finance income		(932,072)	(1,078,138)
Net investment in finance lease	[1]	1,277,288	1,356,398
Not Later Than 1 Year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		217,872	213,300
1~2 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		206,023	217,747
2~3 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		194,195	204,867
3~4 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		184,626	193,379
4~5 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		187,851	184,436
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		₩ 1,218,793	₩ 1,420,807

[1]	Including the present value of unguaranteed residual value amounting to ￦31,857 million and ￦34,047 million, as of December 31, 2024 and 2025, respectively.